Income Taxes - Summary of Income Tax Paid (Detail) $ in Thousands	12 Months Ended
Mar. 28, 2026 CAD ($)
Income Tax Paid [Line Items]
Income Taxes Paid	$ 0
Canadian Federal taxes
Income Tax Paid [Line Items]
Income Taxes Paid	0
Canadian Provincial taxes
Income Tax Paid [Line Items]
Income Taxes Paid	0
Canadian Provincial taxes | Quebec [Member]
Income Tax Paid [Line Items]
Income Taxes Paid	0
Canadian Provincial taxes | Ontario [Member]
Income Tax Paid [Line Items]
Income Taxes Paid	0
Canadian Provincial taxes | Alberta [Member]
Income Tax Paid [Line Items]
Income Taxes Paid	0
Canadian Provincial taxes | British-Columbia
Income Tax Paid [Line Items]
Income Taxes Paid	0
Foreign taxes
Income Tax Paid [Line Items]
Income Taxes Paid	$ 0